Money Market Fund | Asset Management Fund - Mutual Funds
Money Market Fund
Investment Objective
The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.
Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Money Market Fund Asset Management Fund - Mutual Funds Class I
Management Fees		0.15%
12b-1 Fees	[1]	0.15%
Other Expenses	[2]	0.33%
Total Fund Operating Expenses	[1]	0.63%
[1]	For the fiscal year ended October 31, 2011, the Adviser voluntarily waived a portion of its advisory fee so that the "Management Fees" for the Money Market Fund during this period were 0.10% of average daily net assets. For the fiscal year ended October 31, 2011, the Distributor voluntarily waived 0.10% of the 12b-1 Fees so that "12b-1 Fees" for the Money Market Fund were 0.05% of average daily net assets. The Adviser and Distributor expect to continue these waivers through February 28, 2013, but are not contractually obligated to do so.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Fund Asset Management Fund - Mutual Funds Class I	64	202	351	786

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions (“Financial Institutions”) under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars and have minimal credit risk. The Fund is managed to keep its share price stable at approximately $1.00 although there is no guarantee that it will be successful in doing so.

Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers’ acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation (“FDIC”) insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements backed by instruments in which the Fund is authorized to invest and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitation. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund has, and may in the future, invest its assets exclusively in repurchase agreements and, at times, may invest all or a substantial portion of its assets in repurchase agreements of a single counterparty. As of the date of this Prospectus, the Fund was invested in a single repurchase agreement with Bank of America. All repurchase agreements will be “collateralized fully” (as defined in Rule 2a-7).

The Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that the Fund will not (i) purchase any instrument with a remaining maturity of greater than 397 calendar days; (ii) maintain a dollar-weighted average portfolio maturity that exceeds 60 calendar days; or (iii) maintain a dollar-weighted average portfolio maturity that exceeds 120 calendar days, determined without reference to the exceptions or maturity shortening provisions of Rule 2a-7.

The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations (“NRSRO”) (or that received the highest short term rating from a single NRSRO assigning a rating) — “First Tier” securities and may only invest in securities that have received one of the two highest short-term ratings. The Fund will not acquire a second tier security with a maturity of greater then 45 calendar days. Immediately after the acquisition of a second tier security, no more than 3% of the value of the Fund’s total assets may be invested in “Second Tier Securities.”

Principal Risks

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in a Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U. S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk. A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Management Risk. The Fund is subject to management risk. The Adviser (as defined below) will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Regulatory Risk. On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest without any limitation based upon capital and surplus. This statute will bring about a number of changes that may impact the types of investment securities in which a Financial Institution may invest without any limitation based upon capital and surplus, and may therefore impact the permissible investments of the Fund.

Repurchase Agreement Risk. Repurchase agreements expose the Fund to the risk that the party that sells the securities to the Fund defaults on its obligation to repurchase them. In this circumstance, the Fund could lose money because it cannot sell the securities at the agreed upon time and price, or the securities lose their value before they can be sold. Because all or a relatively high percentage of the Fund’s assets may be invested in repurchase agreements with a single counterparty, the Fund’s portfolio may be more susceptible to financial, economic or market events impacting such counterparty. To the extent that the Fund invests exclusively in overnight repurchase agreements, the rate of return on the Fund’s portfolio will be based on the overnight repo rate and not the rate of instruments underlying the repurchase agreement.

Fund Performance History
The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.
Annual Returns for Years Ended December 31 Ticker Symbol: ASLXX

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.31% (quarter ended 12/31/06) and the lowest return for a calendar quarter was 0.01% (quarter ended 12/31/11).
Average Annual Total Returns (years ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Money Market Fund Asset Management Fund - Mutual Funds Class I	Money Market Fund	0.05%	1.41%	1.85%

The Money Market Fund’s 7-day effective yield for the period ended December 31, 2011 was 0.03%. Total return and yield reflect voluntary waivers of certain fees and expenses by the Adviser and Distributor. There is no assurance such waivers will continue. To obtain the Fund’s current 7-day yield information, please call us toll-free at 1-800-247-9780.